COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Office Lease

In October 2013, the Company entered into a net-lease for its current office space in Los Angeles, California.  The lease will commence on May 1, 2014 and runs for seven years through April 30, 2021, with monthly lease payment escalating each year of the lease.  In addition, to paying a deposit of $7,564 and the monthly base lease cost, the Company is required to pay pro rata share of operating expenses and real estate taxes.  Under the terms of the lease, the Company will not be required to pay rent for the first five months but must remain in compliance with the terms of the lease to continue to maintain that benefit.  In addition, the Company has a one-time option to terminate the lease in the 42th month of the lease.  Minimum future lease payments under this lease at March 31, 2014, net of the rent abatement, for the next five years are as follows:

2014	$36,981
2015	66,300
2016	69,216
2017	72,324
2018	75,648
Total	$320,469

RPX Agreements

On March 13, 2014, the Company entered into a patent rights agreement (“RPX Agreement”) with RPX Corporation, a Delaware corporation (“RPX”).  In relation with the RPX Agreement, on March 13, 2014, Relay IP, Inc. (“Relay IP”), a Delaware corporation and a wholly owned subsidiary of the Company, entered into a patent license agreement (the “Relay IP Agreement”) with RPX. The Relay IP Agreement provides for the licensing of a certain patent to RPX at the closing of the transaction.

In relation with the RPX Agreement, on March 13, 2014, Sampo IP, LLC (“Sampo IP”), a Virginia corporation and a wholly owned subsidiary of the Company, entered into a patent license agreement (the “Sampo IP Agreement”) with RPX. The Sampo IP Agreement provides for the licensing of certain patents to RPX at the closing of the transaction.

Mining Lease Agreements

In November 2011, the Company, through its wholly owned subsidiary, Amicor, entered into several mining lease agreements with certain officers of Amicor and affiliated companies owned by the officers of Amicor (collectively the “Lessors”). Such mining lease agreements granted and leased to the Company mineral properties located in the County of San Juan, Utah, County of Montrose, Colorado and County of San Miguel, Colorado. The term of the mining lease agreements was for the period of 20 years. The Company was required to pay the annual Federal Bureau of Land Management maintenance fees and other fees required to hold the mineral properties. On June 11, 2012, the Company terminated the leases in connection with the Rescission Agreement (see Note 1).

In December 2011, the Company, entered into a Lease Assignment and Acceptance Agreement with an affiliated company owned by the former officers of Amicor whereby the affiliated company agreed to assign its mineral rights and interests to the Company under a Surface and Mineral Lease Agreement dated in October 2011 with J.H. Ranch, Inc. located in San Juan County, Utah. The Company agreed to perform all of the affiliated company’s obligation under the Surface and Mineral Lease Agreement, including the payment of all lease payments, annual rents, advanced royalties, production royalties and other compensation as defined in the agreement. The term of this agreement was 20 years. In July 2013, the Company assigned its rights and interest in this lease agreement to an unrelated company. In consideration for the assignment, the unrelated company issued 1,293,967 of its shares to the Company (see Note 8).

In June 2012, the Company decided to discontinue its exploration stage gold and minerals business and currently does not hold any unpatented mining claims.

Securities Available for Sale

The Company has recorded unrealized loss of $6,250 as an element of comprehensive income during the year ended December 31, 2013.

In July 2013, the Company assigned its rights and interest in a mining lease agreement to an unrelated company. In consideration for the assignment of lease agreement, the unrelated company issued 1,293,967 of its shares (the “Unrelated Company Shares”) to the Company.  At the time of issuance, the Company valued the Unrelated Company Shares and recorded the cost of investment at the fair market value (based on the sale of its shares in a private placement) of the shares at $0.13 per share or $168,216 and was recorded as a gain from sale of assets of discontinued operations (see Note 4) during the year ended December 31, 2013. In September 2013, the Company sold the Unrelated Company Shares and generated proceeds of $129,397. The decrease in fair value of $38,819 has been recorded as realized loss in the statement of operations for the year ended December 31, 2013.

Office Lease

In October 2013, the Company entered into a net-lease for its current office space in Los Angeles, California.  The lease will commence on May 1, 2014 and runs for seven years through April 30, 2021, with monthly lease payment escalating each year of the lease.  In addition, to paying a deposit of $7,564 and the monthly base lease cost, the Company is required to pay its pro rata share of operating expenses, and real estate taxes.  Under the terms of the lease, the Company will not be required to pay rent for the first five months but must remain in compliance with the terms of the lease to continue to maintain that benefit.  In addition, the Company has a one-time option to terminate the lease in the 42th month of the lease.  Minimum future lease payments under this lease at December 31, 2013, net of the rent abatement, for the next five years are as follows:

2014	$36,981
2015	66,300
2016	69,216
2017	72,324
2018	75,648
Total	$320,469